CONTINGENTLY REDEEMABLE ORDINARY SHARES (Details) - CNY (¥) ¥ in Thousands					1 Months Ended
	Oct. 12, 2020	Oct. 08, 2020	May 18, 2020	Dec. 06, 2019	Oct. 31, 2020
Contingently redeemable ordinary shares
Class of Stock [Line Items]
Shares issued (in shares)				11,318,619
Proceeds from issuance of contingently redeemable ordinary shares			¥ 40,000	¥ 120,000
Class A ordinary shares
Class of Stock [Line Items]
Shares issued (in shares)	35,000,000	5,250,000
Shares converted					11,318,619